Total Income Tax Expense (Benefit) (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Income Taxes [Line Items]
Income from continuing operations	¥ 206,827	¥ 146,869	¥ 109,835
Other comprehensive income (loss) (note 15)	(4,708)	27,708	(58,302)
Income Tax Expense (Benefit), Intraperiod Tax Allocation, Total	¥ 202,119	¥ 174,577	¥ 51,533